RELATED PARTIES - Narrative (Details) $ in Millions			12 Months Ended
	Jun. 10, 2021 member	Jun. 01, 2020 member	Dec. 31, 2021 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of new members elected | member	3	5
Number of previously serving directors | member	9	7
Deferred Shares Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			2 years
Expense | $			$ 5.0
Long Term Incentive Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			3 years
Expense | $			$ 4.0